Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before tax	£ 1,482	£ 1,349	£ 2,100
Non-cash items included in profit
– Depreciation and amortisation	322	300	290
– Loss from disposal of mortgage portfolio	0	31	0
– Provisions for other liabilities and charges	597	689	335
– Impairment losses	207	94	195
– Other non-cash items	(4)	65	(749)
– Pension charge for defined benefit pension schemes	8	13	13
Total adjustments to reconcile profit (loss)	1,130	1,192	84
Net change in operating assets and liabilities:
– Cash and balances at central banks	140	731	(88)
– Derivative assets	334	228	975
– Other financial assets at fair value through profit or loss	72	130	40
– Loans and advances to banks and customers	(3,403)	8,065	12,112
– Reverse repurchase agreements - non-trading	(7,340)	2,130	(5,120)
– Other assets	(70)	118	(141)
– Deposits by banks and customers	(1,130)	(16,059)	(13,504)
– Repurchase agreements - non-trading	412	206	429
– Derivative liabilities	(15)	(116)	(133)
– Other financial liabilities at fair value through profit or loss	241	179	102
– Debt securities in issue	38	212	962
– Other liabilities	(299)	(1,403)	(67)
Net change in operating assets and liabilities	(11,020)	(5,579)	(4,433)
Corporation taxes paid	(46)	(240)	(537)
Effects of exchange rate differences	(344)	(53)	(518)
Net cash flows from operating activities	(8,798)	(3,331)	(3,304)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(407)	(528)	(385)
Proceeds from sale of property, plant and equipment and intangible assets	161	148	175
Purchase of financial assets at amortised cost and financial assets at FVOCI	(1,981)	(10,343)	(10,899)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	5,184	6,183	8,362
Net cash flows from investing activities	2,957	(4,540)	(2,747)
Cash flows from financing activities
Issue of other equity instruments	500	400	0
Issue of debt securities and subordinated notes	9,833	8,425	5,276
Issuance costs of debt securities and subordinated notes	(24)	(28)	(18)
Repayment of debt securities and subordinated notes	(4,219)	(6,539)	(3,539)
Repurchase of other equity instruments	(500)	(500)	0
Dividends paid on ordinary shares	(26)	(1,311)	(1,530)
Dividends paid on preference shares and other equity instruments	(132)	(129)	(123)
Principal elements of lease payments	(22)	(33)	(47)
Net cash flows from financing activities	5,410	285	19
Change in cash and cash equivalents	(431)	(7,586)	(6,032)
Cash and cash equivalents at beginning of the year	29,181	36,781	42,871
Effects of exchange rate changes on cash and cash equivalents	(12)	(14)	(58)
Cash and cash equivalents at the end of the year	28,738	29,181	36,781
Cash and cash equivalents consist of:
Cash and balances at central banks	29,376	29,881	38,214
Less: restricted balances	(1,440)	(1,580)	(2,311)
Cash and bank balances at central banks less regulatory minimum cash balances	27,936	28,301	35,903
Other cash equivalents: Loans and advances to banks - non-trading	802	880	878
Cash and cash equivalents at the end of the year	£ 28,738	£ 29,181	£ 36,781